Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Principal accounting policies
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation. The results of subsidiaries and VIEs acquired or disposed of during the year are recorded in the consolidated statement of comprehensive income from the effective dates of acquisition or up to the effective dates of disposal, as appropriate.

The Company deconsolidates its subsidiaries in accordance with ASC 810-10-40-4 as of the dates the Company ceases to have controlling financial interests in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries by recognizing a gain or loss in net income attributable to the Company in accordance with ASC 810-10-40-5. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair values of any consideration received, the fair values of any retained noncontrolling interests in the subsidiaries being deconsolidated, and the carrying amounts of any noncontrolling interests in the subsidiaries being deconsolidated, including any accumulated other comprehensive income attributable to the noncontrolling interests, and (b) the carrying amounts of the assets and liabilities of the subsidiaries being deconsolidated.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include revenue recognition, the determination of the fair value of identifiable assets and liabilities acquired through business combination, the determination of the fair value of long-term investments, the determination of the fair value of mezzanine equity, the determination of fair value of noncontrolling interests, the valuation allowance of deferred tax assets, the determination of uncertain tax position, impairment of certain long-term investments, the valuation and recognition of share-based compensation, impairment of long-lived assets and the determination of the estimated useful lives of property and equipment and intangible assets.

Functional Currency and Foreign Currency Translation
(c)	Functional Currency and Foreign Currency Translation

The functional currency of the Company and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is Chinese Renminbi (“RMB”) as determined based on ASC 830, “Foreign Currency Matters”. Effective December 31, 2016, the Group changed its reporting currency from US$ to RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/(loss) in the consolidated statement of changes in shareholders’ equity. For the years ended December 31, 2017, 2018 and 2019, foreign currency translation income, net of nil tax was RMB82.9 million, RMB15.5 million and RMB137.4 million respectively.

Foreign currency transactions denominated in currencies other than the functional currencies are translated into the functional currencies using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in “foreign currency exchange (loss)/gain, net” in the consolidated statements of comprehensive income. Foreign currency exchange gain was RMB0.8 million and RMB0.6 million for the years ended December 31, 2017 and 2018, respectively. Foreign currency exchange loss was RMB17.6 million for the year ended December 31, 2019.

For the convenience of the reader, translations of amounts from RMB into US$ were calculated at the exchange rate of RMB6.9762 per US$1.00, the middle rate on December 31, 2019, the last business day in the year ended December 31, 2019, as published on the website of the State Administration of Foreign Exchange of the PRC. No representation is made that the RMB amounts could have been or could be converted into US$ at such rate.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2018 and 2019:

													RMB in
	US$ in thousands						RMB in thousands						thousands
													Total
			Hong	China-	China				Hong	China-	China		translated to
	USA	Singapore	Kong	Non-VIE	VIE	Total	USA	Singapore	Kong	Non-VIE	VIE	Total	RMB
December 31, 2018	3	—	122,704	2,534	4	125,245	272	—	128	326,156	1,201,340	1,527,896	2,387,478
December 31, 2019	3	1	597,829	6,275	4	604,112	273	1,019	146	654,241	423,125	1,078,804	5,293,206

Restricted cash
(e)	Restricted cash

Restricted cash, which consisted of the cash pledged for bank loans to the Group and a related party of the Group and the cash legally restricted from withdrawal, is reported separately on the face of the Group’s consolidated balance sheets and is included in the total cash, cash equivalents and restricted cash in the consolidated statements of cash flows.

Term deposits

(f)Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months to up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

Short-term investments
(g)	Short-term investments

Short-term investments include investments in variable rate financial instruments which primarily consists of wealth management products with variable interest rates or principal non-guaranteed which were purchased from commercial banks and other financial institutions.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as investment income, net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 20 for additional information.

Variable-rate financial instruments are recorded at fair values based on the judgment that expected return will be obtained upon maturity. As of December 31, 2018 and 2019, the Group had short-term investments of RMB4.6 billion and RMB8.4 billion, respectively.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable, net mainly represent amounts due from customers and online payment channels and are recorded net of an allowance for doubtful accounts. The carrying values of accounts receivable are reduced by allowances that reflects the Group’s best estimate of the amounts that will not be collected. The Group makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing accounts receivable balances, historical bad debt rates, accounts aging, repayment patterns, customer credit worthiness, financial conditions of the customers and industry trend analysis. An accounts receivable is written off after all collection effort has ceased. The Group recognized RMB4.9 million and RMB31.1 million allowance for doubtful accounts for the years ended December 31, 2018 and 2019, respectively.

Property and equipment, net
(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Expenditures for maintenance and repairs are expensed as incurred. The gains or losses on the disposal of property and equipment are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of comprehensive income.

Intangible assets, net
(j)	Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separated from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Intangible assets purchased are recognized and measured at fair value upon acquisition.

Intangible assets with finite lives are carried at cost less accumulated amortization. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2-3 years
Domain names and trademarks	9-10 years
Technology	4-5 years
Licenses	10 years

Intangible assets with infinite lives are evaluated to determine the fair value annually. An impairment loss is recognized if the carrying amount exceeds the fair value. Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amounts by which the carrying amounts of the assets exceed the fair values of the assets.

Land use rights, net
(k)	Land use rights, net

Land use rights are carried at cost less accumulated amortization. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the shorter of estimated useful lives which are generally 50 years or the terms of the land use rights purchase agreements.

Goodwill
(l)	Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on Testing of Goodwill for Impairment, the Group first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group performs goodwill impairment testing at the reporting unit level on December 31 annually. No impairment of goodwill was recognized for the years ended December 31, 2017, 2018 and 2019, respectively.

Long-term investments and investment in convertible notes
(m)	Long-term investments and investment in convertible notes
(i)	Equity Investments Accounted for Using the Equity Method

In accordance with ASC 323 Investment-Equity Method and Joint Ventures, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interests or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Group will discontinue applying equity method if the carrying amount of an investment (and additional financial supports to the investee, if any) has been reduced to zero.

When the Group’s investment in common stock has been reduced to zero and it has other investments in the investee, the Group continues to record its share of income or loss in the equity investees in its consolidated statements of comprehensive income, to the extent of and as an adjustment to the adjusted basis of the other investments in the investee. The order in which those equity method income or loss should be applied to the other investments shall follow the seniority of the other investments (that is, priority in liquidation). In such instances, the Group recognizes investee income or loss based on the ownership level of the particular investee security or loan/advance held by the Group.

An investment in in-substance common stock is an investment that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to one in that entity’s common stock.

The equity method investments are subject to periodic testing for other-than-temporary impairment, by considering factors including, but not limited to, stock prices of public companies in which the Group has an equity investment, current economic and market conditions, operating performance of the investees such as current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still evolving, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income. The Group recorded RMB nil, RMB nil and RMB2.6 million impairment charges for equity method investments for the years ended December 31, 2017, 2018 and 2019, respectively.

(ii)	Equity Investment with Readily Determinable Fair Values

According  to ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through the consolidated statements of comprehensive income.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(iii)	Equity Investments without Readily Determinable Fair Values

Based on ASU 2016-01, the Group will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method either at fair value with changes in fair value recognized in net income or at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer (“measurement alternative”). An election to measure an equity security shall be made for each investment separately. If the Group elects to use this measurement alternative method, the Group should measure the equity security at fair value as of the date that observable transaction occurred and report changes in the carrying value of the equity investments in current earnings whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The values were estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, as well as rights and obligations of the securities that the Group holds.

For each reporting period, the Group would make a qualitative assessment considering impairment indicators to evaluate whether the equity investment without a readily determinable fair value is impaired. Impairment indicators that considered by the Group include, but are not limited to, 1) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, 2) a significant adverse change in the regulatory, economic, or technological environment of the investee, 3) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, 4) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment, and 5) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

When indicators of impairment exist, the Group prepares quantitative assessments of the fair value of the equity investments. When the assessment indicates that an impairment exists, the Group will include an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Because certain investees’ operation metrics and financial performance did not meet the expectations, the Group recorded RMB37.3 million impairment for the cost method investments for the years ended December 31, 2017. The Group recorded RMB40.0 million and RMB11.8 million impairments for investments accounted for under the measurement alternative method for the year ended December 31, 2018 and 2019, respectively. The impairment was recorded in “investment income, net” in the Group’s consolidated statements of comprehensive income.

(iv)	Non-marketable equity security held by an investment company within the Group

In accordance with ASC 946-320 Financial Services—Investment Companies, Investments—Debt and Equity Securities, the Group accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured periodically in accordance with ASC 820.

(v)Investments accounted for using the fair value option

In accordance with ASC 825 Financial Instruments, the Group applied the fair value option on an instrument-by-instrument basis. Such fair value option requires the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at the fair value with realized or unrealized gains or losses recorded in the consolidated statements of comprehensive income. As of December 31, 2019, investments accounted for using fair value option amounted to RMB692.0 million, which mainly included investment in convertible notes of Uxin Limited ("Uxin"). Please see Note 15 for additional information.

Impairment of other long-lived assets
(n)	Impairment of other long-lived assets

In accordance with ASC 360-10-35, the Group’s other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. There were no impairment charges of other long-lived assets recognized for the years ended December 31, 2017, 2018 and 2019, respectively.

Fair value
(o)	Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group measures the fair value of assets and liabilities by two main approaches: (1) market approach and (2) income approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts.

The Group’s financial instruments mainly include cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts receivable, certain long-term investments, investment in convertible notes, loans, accounts payable, lease liabilities and certain financial liabilities recorded as accrued expenses and other current liabilities. The carrying value of the Group's aforementioned financial instruments included in current assets and liabilities approximate their fair value because of their short maturities. All equity investments in unconsolidated entities (other than those accounted for using the equity method and measurement alternative method of accounting) and investment in convertible notes are generally measured at fair value through earnings. Investments under the measurement alternative method and equity method are reviewed periodically for impairment using fair value measurement which requires significant unobservable inputs (Level 3). Investments under the measurement alternative method are also remeasured using fair value measurement which requires significant unobservable inputs (Level 3) when observable price change event occurs. Intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized. Please see Note 20 for additional information.

Guarantee liabilities

(p)          Guarantee liabilities

In accordance with ASC 460 Guarantees, the Group recognized the noncontingent component of the guarantees as guarantee liabilities at fair value at issuance. The noncontingent component of a guarantee represents the obligation to stand ready to perform in the event that a specified triggering event or condition occurs. The contingent component of a guarantee represents the obligation to make future payments if a triggering event or condition occurs. The guarantee liabilities were included in other current liabilities in the Group's consolidated balance sheets.

The guarantee liabilities are generally reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. In addition to subsequently measuring and recognizing the noncontingent component of a guarantee, the Group continually assessed the contingent component of the guarantees. If recognition of a contingent component is required, the Group will record it at the amount required by ASC 450 Contingencies, less the current carrying amount of the noncontingent component recognized in accordance with ASC 460. The Group separately tracks these components and accounts for them in accordance with their respective subsequent accounting guidance.

Customer advances and deferred revenues
(q)	Customer advances and deferred revenues

In most cases, our customers pay in advance to purchase membership services and online marketing services. The cash proceeds received from customers are initially recorded as customer advances. When a specific service is selected and activated, the amount related to the service is transferred to deferred revenues.

Revenue recognition
(r)	Revenue recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), from January 1, 2018, applying the modified retrospective method to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the years ended December 31, 2018 and 2019 were presented under ASC 606, while revenues for the year ended December 31, 2017 were not adjusted and continued to be reported under ASC 605. The adoption had no material impact on the Group’s accumulated deficit as of January 1, 2018 and the Group’s consolidated financial statements for the year ended December 31, 2018 and 2019.

The Group generates revenues primarily from membership and online marketing services. The Group sells its services through its direct sales teams, third party sales agencies and online self-serve channels. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount of consideration the Group expects to be entitled to in exchange for those goods or services.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, we satisfy a performance obligation.

The Group’s revenues have been subject to value added tax (“VAT”). To record VAT payable, the Group uses the net presentation method, which presents the difference between the output VAT on goods sold or taxable services and the available input VAT amount (at the rate applicable to the supplier). Revenues are recorded net of VAT in accordance with the ASC 606. The recognition of revenues involves certain management judgments. The amount and timing of our revenues could be materially different for any period if management made different judgments or utilized different estimates.

(i)	Membership

A membership is a basic services package mainly consisting of the following services: customer certification, display of an online storefront on the Group’s platforms, preferential listing benefits such as limited daily priority listings and higher limit for free daily listings, access to the Group’s dedicated customer service support team and online account management system. As the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as customer advances. When a specific subscription-based membership service is selected and activated, the amount related to the membership service is transferred to deferred revenues, and revenue is recognized ratably over the membership period as the service is rendered.

(ii)	Online marketing services

The Group’s online marketing services include time-based services and performance-based services. Revenues from time-based services are recognized ratably over the service period. Revenues from performance-based services are recognized when the agreed performance criteria are achieved. For service arrangements that include multiple performance obligations, revenues are allocated to each performance obligation. The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method, generally based on the best estimate of selling price of the Group.

(iii)	E-commerce services

The Group’s e-commerce services refer to services provided to the real estate developers such as sale of discount coupons with which home buyers use to buy properties at a discounted price. It might also include tours to visit the properties, on site promotion activities and other services relating to property purchases. The coupon purchased by prospective home buyers is refundable before a purchase of the specified properties prior to the expiry date of the coupon. The Group recognizes revenues when home buyers apply the discount coupon to pay for the purchase price of the specified properties from real estate developers. Cash received in advance of the purchase of specified properties is recorded as customer advances, as a type of contract liability.

(iv)	Other revenues

Other revenues are primarily derived from selling used goods and providing services on Zhuan Zhuan, the Group’s online used goods trading and service platform and providing various online to offline recruitment services. The Group recognizes other revenues when the related services are rendered or goods are sold.

For all other arrangements that include multiple performance obligations, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services customers are required to pay before the services are delivered. The Group recognizes a contract asset or a contract liability in the consolidated balance sheet, depending on the relationship between the Group’s performance and the customer’s payment.

The Group will recognize an account receivable in its consolidated balance sheets when it performs a service or transfers a good in advance of receiving consideration and if it has the unconditional right to receive consideration. Accounts receivable is presented netting of the allowance for doubtful accounts (See Note 2 (h)). Accounts receivable as of December 31, 2018 and 2019 were RMB917.4 million and RMB1.2 billion, respectively.

Contract liabilities are recognized if the Group receives consideration in advance of performance. Customers pay in advance to purchase membership services and online marketing services. The cash proceeds received from customers are initially recorded as customer advances and then transferred to deferred revenues when they are used to purchase desired services. Customer advances and deferred revenues are considered as contract liability. The Group had customer advances and deferred revenues balances of RMB3.8 billion and RMB4.1 billion as of December 31, 2018 and December 31, 2019, respectively. The majority of the balances as of December 31, 2018 were recognized as revenue in the year ended December 31, 2019. Due to the generally short-term duration of the relevant contracts, a majority of the receipts in advance and deferred revenues are recognized in the following reporting period.

Practical Expedients

The Group generally expenses sales commissions for direct sales team when incurred for all contracts with contract terms of one year or less. These costs are recorded within sales and marketing expenses.

Payment terms and conditions vary by contract type, although terms generally include a requirement for prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

Cost of revenues
(s)	Cost of revenues

Cost of revenues mainly consists of (i) costs of goods sold and services rendered in various platforms of the Group, (ii) traffic acquisition cost paid to 58.com advertising union partner, and (iii) expenses associated with the operation of platforms, such as data center bandwidth fees, depreciation and maintenance expenses for computers, servers and other equipment, short message services (“SMS”) costs, salaries, bonuses, benefits and share-based compensation expense relating to web operation and information quality control personnel.

Advertising expenses
(t)	Advertising expenses

Advertising expenses are generally prepaid to third parties for online traffic acquisition and offline advertising services such as television, outdoor and inner-building channels. Advertising expenses are expensed as sales and marketing expenses when the services are received. For the years ended December 31, 2017, 2018 and 2019, advertising expenses recognized in the consolidated statements of comprehensive income were RMB2.1 billion, RMB3.3 billion and RMB3.7 billion, respectively. Of the total advertising expenses, RMB422.3 million, RMB621.6 million and RMB800.4 million were charged by the Group’s related party Tencent Holdings Ltd. and its subsidiaries and affiliated entities (collectively referred to as “Tencent”), for the year ended December 31, 2017, 2018 and 2019, respectively.

Research and development expenses
(u)	Research and development expenses

Research and development expenses mainly consist of personnel, rent and depreciation expenses associated with the development of and enhancement to the Group’s platforms and expenses associated with research and development. The research and development expenses are expensed as incurred for all the periods presented.

Costs incurred for the preliminary project stage of internal use software are expensed when incurred in research and development expenses. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350-40. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been insignificant, development costs of internal use software to date have been expensed when incurred.

Leases
(v)	Leases

The Group is a lessee in a number of noncancelable operating leases, primarily for corporate offices and outdoor billboards. As of December 31, 2019, the Group did not have any finance leases.

Prior to the adoption of ASC 842, Lease ("ASC 842"), operating leases were not recognized on the balance sheet of the Group, but lease expenses were recognized in the consolidated statements of comprehensive income on a straight-line basis over the lease term.

From January 1, 2019, the Group accounted for leases in accordance with ASC Topic 842, Leases by using the modified retrospective basis and did not restate comparative periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts are or contain leases, (2) lease classification of any expired or existing leases as of the adoption date, and (3) initial direct costs for any existing leases as of the adoption date. The Company also elected the short-term lease exemption for all contracts with lease term of 12 months or less.

Upon the adoption of ASC 842, the Group recognized a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Group will exercise that option.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

ROU assets are periodically reduced by impairment losses. The Group uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. The Group monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero.

As a result of the adoption, the Group recognized RMB317.4 million ROU assets in “right-of-use assets, net”, and the corresponding short-term lease liabilities and long-term leasing liabilities were recorded in “operating lease liabilities–current” and “operating lease liabilities–non–current”, respectively in the consolidated balance sheets as of January 1, 2019. The adoption had no material impact on the Group’s consolidated statements of comprehensive income for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

Share-based compensation
(w)	Share-based compensation

The Group has incentive plans for the granting of share-based awards, including share options, restricted share units (“RSUs”) and restricted shares (“RSs”), to its employees and directors. The Group accounts for share-based awards granted to employees in accordance with ASC 718 Compensation - Stock Compensation and share-based awards granted to nonemployees in accordance with ASC 505. On January 1, 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to nonemployees. Under ASU 2018-07, the accounting for awards to non-employees are similar to the model for employee awards.

Share-based compensation expenses are recognized as costs and expenses on a straight-line basis over the vesting period in the consolidated statements of comprehensive income based on the fair value of the related share-based awards on their grant date, if no performance conditions are required. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved and should not be accrued if it is not probable that the performance condition will be achieved. As a result, the Group recognizes no compensation expense for share-based awards with performance conditions unless the performance conditions become probable of being achieved.

The Group uses the binominal option pricing model to determine the fair value of share options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising the rate, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

See Note 23 for further information regarding share-based compensation assumptions and expenses.

Income taxes
(x)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the statement of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopts ASC740 "Income taxes" that prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interests and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Group did not have any significant interest or penalties associated with tax positions for the year ended December 31, 2017, 2018 and 2019. The Group did not have any significant unrecognized uncertain tax positions for the year ended December 31, 2017, 2018 and 2019.

Employee benefits
(y)	Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurances, medical insurances, unemployment benefits and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulation requires that the Group makes contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the required contributions.

The Group recorded employee benefit expenses of RMB476.3 million, RMB626.4 million and RMB708.3 million for the years ended December 31, 2017, 2018 and 2019, respectively.

Government grants
(z)	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received, and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in the consolidated statements of comprehensive income over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the property, plant and equipment and other non-current assets are presented in the consolidated balance sheets by deducting the grants in arriving at the assets carrying amount and are credited to consolidated statements of comprehensive income on a straight-line basis over the expected lives of the related assets.

For the years ended December 31, 2017, 2018 and 2019, the Group recognized government grants of approximately RMB81.4 million, RMB59.9 million and RMB217.9 million, respectively, in others, net in the consolidated statements of comprehensive income.

Ordinary shares
(aa)	Ordinary shares

The Group accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Business combination, noncontrolling interests and mezzanine classified noncontrolling interests
(ab)	Business combination, noncontrolling interests and mezzanine classified noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference will be recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Group re-measures the previously held equity interests in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interests are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interests are classified as mezzanine classified noncontrolling interests. Consolidated net income on the consolidated statements of comprehensive income includes the net income attributable to noncontrolling interests and mezzanine equity holders when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Statutory reserves
(ac)	Statutory reserves

The Group’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2018 and 2019, the Group had statutory reserves amounted to RMB527.6 million and RMB609.0 million, respectively.

Related parties
(ad)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as family member or relative, shareholder, or a related corporation.

Earnings per share
(ae)	Earnings per share

The Group uses the two-class method to calculate net income per share though both classes share the same rights in dividends. Therefore, basic and diluted earnings per share are the same for both classes of ordinary shares. Basic earnings per share is computed by dividing net income attributable to 58.com Inc. ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses. Diluted earnings per share is calculated by dividing net income attributable to 58.com Inc. ordinary shareholders, as adjusted for the accretions and allocation of net income related to the preference shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preference shares using the if-converted method and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive income
(af)	Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, mainly consists of accumulated foreign currency translation adjustment.

Segment reporting
(ag)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue by products but has internal reporting of cost and expenses that do not distinguish between segments, and costs and expenses of the Group is reported by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating and reportable segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements
(ah)	Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and off-balance sheets credit exposures within the scope of ASU 2016-13. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement " ("ASU 2018-13"), which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, “Intangibles — Goodwill and Other—Internal-Used Software (Subtopic 350-40)” (“ASU 2018-15”). The guidance intended to align the requirements for capitalization of implementation costs incurred in a cloud computing arrangement that is a service contract with the existing guidance for internal-use software. Capitalized implementation costs should be amortized over the term of the hosting arrangement and recorded in the same financial statement line items as amounts for the hosting arrangement. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The guidance provides flexibility in adoption, allowing for either retrospective adjustment or prospective adjustment for all implementation costs incurred after the date of adoption. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes (Topic740): Simplifying the Accounting for Income Taxes" ("ASU 2019-12"). This ASU removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020. The Group is currently in the process of evaluating the impact of the adoption of ASU 2019- 12 will have on its consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, "Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815" ("ASU 2020-01"). ASU 2020-01 clarifies the interaction between accounting standards related to equity securities, equity method investments, and certain derivatives, and is expected to reduce diversity in practice and increase comparability of the accounting for these interactions. The amendments in ASU 2020-01 are effective for fiscal years beginning after December 15, 2020, including interim periods. The Group is currently in the process of evaluating the impact of the adoption of ASU 2020-01 will have on its consolidated financial statements.